Employee Benefits, Projected Benefits Payments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Pension benefits qualified [Member]
Future Benefit Payments:
2021	$ 763
2022	806
2023	732
2024	710
2025	716
2026-2030	3,397
Pension benefits nonqualified [Member]
Future Benefit Payments:
2021	47
2022	45
2023	43
2024	42
2025	40
2026-2030	173
Other benefits [Member]
Future Benefit Payments:
2021	39
2022	38
2023	36
2024	35
2025	34
2026-2030	$ 146